Employee Benefit Plans Summary of ARX employee stock option plans (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	10,438	16,067	22,550	24,995
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 701.66	$ 588.15	$ 564.60	$ 526.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	(5,329)	(6,483)	(2,445)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 353.67	$ 506.26	$ 174.65
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	(300)	0	0
Share-based Compensation Arrangements by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price	$ 803.64	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	10,438	13,967	17,950
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 701.66	$ 562.17	$ 517.75
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	$ 5.9	$ 6.2	$ 2.9
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	0	2,100	4,600	8,000
Share-based Compensation Arrangement by Share-based Payment Award, Option, Nonvested, Weighted Average Exercise Price	$ 0	$ 760.93	$ 747.45	$ 712.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	(1,800)	(2,500)	(3,400)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value	$ 753.82	$ 736.12	$ 665.79
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	300	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Weighted Average Grant Date Fair Value	$ 803.64	$ 0	$ 0